Liquidity (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Liquidity [Line Items]
Cash balances	$ 1,332,283			$ 1,724,107	$ 3,807,796
Current assets	7,185,258			9,298,443	9,919,477
Current liabilities	2,036,386		$ 2,635,285	2,635,285	2,939,244
Net loss	243,566	$ 315,197	508,113
Loans and borrowings	363,293			470,137	576,751
Operating cash outflows	1,623,226	2,100,618	$ 1,516,162
Accounts payable	$ 483,956			$ 626,287	$ 833,095
Minimum [Member]
Liquidity [Line Items]
Net loss		$ 320,000
Annual interest rates	2.75%			2.75%	2.75%
Repayment periods	1 year	1 year
Contract assets				$ 600,000
Prepaid expenses and other current assets				100,000
Accounts payable				$ 1,340,000
Maximum [Member]
Liquidity [Line Items]
Net loss		$ 510,000
Annual interest rates	8.80%			8.80%	8.80%
Repayment periods	5 years	5 years
Contract assets				$ 1,090,000.00
Prepaid expenses and other current assets				510,000
Accounts payable				$ 210,000